SCHEDULE OF DISAGGREGATION REVENUE (Details) - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Product Information [Line Items]
Total revenue	$ 8,021,823	$ 5,005,694
Sales of Wine [Member]
Product Information [Line Items]
Total revenue	3,098,070	2,704,662
Sales of Water [Member]
Product Information [Line Items]
Total revenue	3,653,171	1,297,554
Sales of Oil [Member]
Product Information [Line Items]
Total revenue	515,273	493,284
Others [Member]
Product Information [Line Items]
Total revenue	$ 755,309	$ 510,194